Events After the Reporting Period - Additional Information (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Feb. 08, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 12, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Repurchases of ordinary shares, Shares		6,427,271	0	0
Repurchases of ordinary shares		€ 77
Major Ordinary Share Transactions
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Repurchases of ordinary shares, Shares	548,121
Repurchases of ordinary shares	€ 62
Major business combination | Gimlet Media Inc. and Anchor FM Inc
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Total purchase consideration					€ 300